Provisions - Spanish Entities - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 84	€ 88	€ 81
Actuarial gains and losses on defined benefit pension plans	618	(157)	(1,172)
Post-Employment Plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	60	138	50	€ 48	€ 62
Vested obligations to retired employees	5,332	5,662	4,423	4,551	4,708
Other	35	112	383	380	307
Present value of the obligations	5,427	5,912	4,856	4,979	5,077
Fair value of plan assets	1,500	1,640	157	157	167
Provisions - Provisions for pensions	3,927	4,272	4,699	4,822	4,910
Internal provisions for pensions	3,720	4,036	4,432	4,524	4,565
Insurance contracts linked to pensions	210	238	269	299	345
Unrecognized net assets for pensions	(3)	(2)	(2)	(1)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	18	16	11
Interest cost	73	79	91
Expected return on insurance contracts linked to pensions	(4)	(4)	(5)
Past service cost	3		6
Pre-retirement cost	1		6
Other	(4)	(2)	(21)
Total defined benefit expenses recognized in the consolidated income statements	87	89	88
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To pre-retirees	1,187	1,647	1,644	1,801	2,220
Long-service bonuses and other benefits	17	13	13	12	13
Other					4
Present value of the obligations	1,204	1,660	1,657	1,813	2,237
Fair value of plan assets	15	17
Provisions - Provisions for pensions	1,189	1,643	1,657	1,813	2,237
Internal provisions for pensions	1,189	1,642	1,657	€ 1,813	€ 2,237
Insurance contracts linked to pensions	1	1
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	1	1	1
Interest cost	18	21	27
Actuarial (gains)/losses recognized in the year	7	13	6
Past service cost	5
Pre-retirement cost	208	248	355
Other			(1)
Total defined benefit expenses recognized in the consolidated income statements	239	283	388
SPAIN
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans	€ (65)	€ 41	€ 141